EMPLOYEE BENEFITS - Defined benefit pension plan - Variation of the plan assets (Details) - Defined benefit pension plan - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
EMPLOYEE BENEFITS
Fair value of the plan assets at the beginning of the year	R$ (303,925)
Return of the plan assets	158,392	R$ 205,604	R$ 187,247
Remeasurement	22,519	119,823	(117,644)
Fair value of plan assets at the end of the year	(190,790)	(303,925)
Variation of the plan assets
EMPLOYEE BENEFITS
Fair value of the plan assets at the beginning of the year	2,871,304	3,383,887	3,499,475
Return of the plan assets	158,392	205,604	187,247
Contributions from sponsors	56,322	331,212	75,321
Settlement	(123,682)	(1,322,274)
Payments of the benefits	(201,795)	(343,378)	(413,565)
Remeasurement	56,421	(10,050)	214,503
Exchange Variance	(188,749)	626,303	(179,094)
Fair value of plan assets at the end of the year	R$ 2,628,213	R$ 2,871,304	R$ 3,383,887